UNITED STATES	OMB APPROVAL
SECURITIES AND EXCHANGE COMMISSION	OMB Number: 3235-0578 Expires: April 30, 2010 Estimated average burden hours per response: 10.5
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-21077

Registrant Name: PIMCO California Municipal Income Fund II

Address of Principal Executive Offices: 1345 Avenue of the Americas New York, New York 10105

Name and Address of Agent for Service: Lawrence G. Altadonna – 1345 Avenue of the Americas New York, New York 10105

Registrant’s telephone number, including area code: 212-739-3371

Date of Fiscal Year End: May 31, 2010

Date of Reporting Period: February 28, 2010

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b 1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-2001. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

PIMCO California Municipal Income Fund II Schedule of Investments
February 28, 2010 (unaudited)

Principal Amount (000s)		Credit Rating (Moody’s/S&P)	Value	*

CALIFORNIA MUNICIPAL BONDS & NOTES—92.1%

$2,000	Alhambra, Rev., Atherton Baptist Homes, 7.625%, 1/1/40, Ser. A	NR/NR	$2,004,460
5,300	Assoc. of Bay Area Gov’t Finance Auth. for Nonprofit Corps. Rev., Odd Fellows Home of California, 5.20%, 11/15/22, Ser. A (CA Mtg. Ins.)	NR/A-	5,375,472
2,000	Bay Area Gov’t Assoc. Lease Rev., Capital Projects, 5.00%, 7/1/32, Ser. 2002-1 (AMBAC)	WR/AA-	2,055,860
	Bay Area Toll Auth. Rev., San Francisco Bay Area, Ser. F1,
5,000	5.00%, 4/1/34	Aa3/AA	5,079,500
20,000	5.00%, 4/1/39 (e)	Aa3/AA	20,237,800
1,000	Chula Vista Rev., San Diego Gas & Electric, 5.875%, 2/15/34, Ser. B	Aa3/A+	1,099,800
	City & Cnty. of San Francisco,
3,035	Airports Commission Rev., 4.50%, 5/1/28, Ser. 2 (NPFGC)	A1/A	2,797,147
300	Capital Improvement Projects, CP, 5.25%, 4/1/31, Ser. A	A1/AA-	302,790
1,410	Community College Financing Auth. Rev., 5.00%, 8/1/27, Ser. A (AMBAC)	WR/NR	1,365,331
	Corona-Norco Unified School Dist. Public Financing Auth., Special Tax,
1,110	5.10%, 9/1/25 (AMBAC)	WR/NR	1,116,960
305	5.65%, 9/1/16, Ser. A	NR/NR	308,029
160	5.75%, 9/1/17, Ser. A	NR/NR	160,661
530	6.00%, 9/1/20, Ser. A	NR/NR	533,403
1,000	6.00%, 9/1/25, Ser. A	NR/NR	980,260
4,150	6.10%, 9/1/32, Ser. A	NR/NR	3,950,468
9,760	Coronado Community Dev. Agcy., Tax Allocation, 4.875%, 9/1/35 (AMBAC)	NR/A	8,414,974
3,000	Dinuba Financing Auth. Rev., Public Works Projects,
	5.10%, 8/1/32 (NPFGC)	Baa1/A	3,054,360
8,300	El Dorado Irrigation Dist. & El Dorado Water Agcy., CP,
	5.75%, 8/1/39, Ser. A (AGC)	Aa3/AAA	8,646,525
1,500	Foothill Eastern Corridor Agcy. Toll Road Rev.,
	5.875%, 1/15/27 (IBC-NPFGC)	Baa1/A	1,502,460
1,440	Fremont Community Fac. Dist. No. 1, Special Tax, 5.30%, 9/1/30	NR/NR	1,182,413
	Golden State Tobacco Securitization Corp. Rev.,
13,885	5.00%, 6/1/45 (AMBAC-TCRS)	Baa2/A-	11,509,554
1,500	5.00%, 6/1/45, Ser. A	Baa2/BBB+	1,263,120
6,000	5.00%, 6/1/45, Ser. A (FGIC-TCRS)	Baa2/A-	5,052,480
4,500	5.75%, 6/1/47, Ser. A-1	Baa3/BBB	3,305,970
500	Hartnell Community College Dist., GO, zero coupon, 8/1/34, Ser. D (f)	A1/AA-	228,940
	Health Facs. Financing Auth. Rev.,
	Adventist Health System, Ser. A,
500	5.00%, 3/1/33	NR/A	465,335
250	5.75%, 9/1/39	NR/A	253,282
3,000	Catholic Healthcare West, 6.00%, 7/1/39, Ser. A	A2/A	3,193,620
500	Children’s Hospital of Orange Cnty., 6.50%, 11/1/38, Ser. A	NR/A	532,795
1,500	Scripps Health, 5.00%, 11/15/36, Ser. A	A1/AA-	1,452,315
175	Infrastructure & Economic Dev. Bank Rev., 5.25%, 2/1/38	A1/A+	172,970
1,000	Irvine Unified School Dist., Special Tax, 6.70%, 9/1/35	NR/NR	1,010,500
1,000	Lancaster Redev. Agcy., Tax Allocation, 6.875%, 8/1/39	NR/A	1,076,300
5,300	Livermore-Amador Valley Water Management Agcy. Rev.,
	5.00%, 8/1/31, Ser. A (AMBAC)	A1/NR	5,312,614
7,500	Long Beach Bond Finance Auth. Rev., Long Beach Natural Gas,
	5.50%, 11/15/37, Ser. A	A2/A	7,191,000
10,000	Long Beach Unified School Dist., GO, 5.25%, 8/1/33, Ser. A (e)	Aa3/AA-	10,344,800
2,685	Los Angeles, Equipment & Real Property Project, CP, 5.00%, 10/1/27, Ser. AU (NPFGC)	A2/A+	2,686,181
4,895	Los Angeles, Real Property Project, CP, 5.00%, 2/1/27, Ser. T (NPFGC)	A1/A+	4,909,783
10,000	Los Angeles Community College Dist., GO, 5.00%, 8/1/33, Ser. F-1 (e)	Aa2/AA	10,040,400
	Los Angeles Department of Water & Power Rev.,
15,000	4.75%, 7/1/30, Ser. A-2 (AGM) (e)	Aa3/AAA	15,288,900
16,950	5.125%, 7/1/41, Ser. A (FGIC-NPFGC-TCRS)	Aa3/AA	17,029,665

PIMCO California Municipal Income Fund II Schedule of Investments
February 28, 2010 (unaudited)

Principal Amount (000s)		Credit Rating (Moody’s/S&P)	Value	*

$11,000	Los Angeles Unified School Dist., GO, 5.00%, 1/1/34, Ser. I	Aa3/AA-	$11,138,380
	Manteca Redev. Agcy., Tax Allocation,
7,295	5.00%, 10/1/32 (AGM)	Aa3/AAA	6,971,540
10,000	5.00%, 10/1/36 (AMBAC)	WR/A	8,676,900
5,330	Manteca Unified School Dist., Special Tax, 5.00%, 9/1/29, Ser. C (NPFGC)	Baa1/A	5,258,151
4,000	Merced Cnty., Juvenile Justice Correctional Fac., CP, 5.00%, 6/1/32 (AMBAC)	A3/NR	4,025,840
5,000	Metropolitan Water Dist. of Southern California Rev., 5.00%, 7/1/37, Ser. A (e)	Aa2/AAA	5,195,400
4,700	Moreno Valley Unified School Dist. Community Facs. Dist., Special Tax, 5.20%, 9/1/36	NR/NR	3,585,818
1,400	M-S-R Energy Auth. Rev., 6.50%, 11/1/39, Ser. B	NR/A	1,478,204
5,000	Oakland Unified School Dist., Alameda Cnty., GO, 6.125%, 8/1/29, Ser. A	Baa1/BBB+	5,256,900
4,750	Palomar Pomerado Health, CP, 6.75%, 11/1/39	Baa2/NR	4,898,912
10,000	Placentia-Yorba Linda Unified School Dist., CP, 5.00%, 10/1/32 (FGIC-NPFGC)	A2/A+	10,174,800
	Poway Unified School Dist., Special Tax, Ser. A,
1,000	5.25%, 9/1/30	NR/NR	847,520
1,000	5.25%, 9/1/35	NR/NR	796,250
3,510	Riverside, CP, 5.00%, 9/1/33 (AMBAC)	WR/A+	3,351,313
	Roseville Redev. Agcy., Tax Allocation, Ser. B (NPFGC),
3,230	5.00%, 9/1/27	A3/A	3,116,821
3,365	5.00%, 9/1/32	A3/A	3,050,507
1,985	5.00%, 9/1/33	A3/A	1,779,136
7,500	San Bernardino Community College Dist., GO, 6.25%, 8/1/33, Ser. A	Aa3/AA-	8,388,000
4,300	San Diego Cnty. Water Auth., CP, 5.00%, 5/1/29, Ser. A (NPFGC)	Aa3/AA+	4,380,195
	San Diego Public Facs. Financing Auth. Rev.,
655	5.00%, 5/15/29, Ser. A (FGIC-NPFGC)	A2/A+	659,257
11,000	5.00%, 8/1/32 (NPFGC)	A2/A+	11,113,850
4,000	5.25%, 8/1/38, Ser. A	A1/AA-	4,142,800
1,000	5.25%, 5/15/39, Ser. A	A2/A+	1,037,600
1,500	Fire & Life Safety Facs. Project, 5.00%, 4/1/32, Ser. B (NPFGC)	Baa1/A	1,453,170
2,800	San Diego Regional Building Auth. Rev., Cnty. Operations Center & Annex, 5.375%, 2/1/36, Ser. A	A1/AA+	2,884,784
5,000	San Diego Unified School Dist., GO, 4.75%, 7/1/27, Ser. D-2 (AGC)	Aa2/AAA	5,162,100
14,970	San Jose, Libraries, Parks & Public Safety Projects, GO, 5.00%, 9/1/32 (NPFGC) (e)	Aa1/AAA	15,289,909
3,690	San Jose, Libraries & Parks Project, GO, 5.125%, 9/1/31	Aa1/AAA	3,751,254
5,150	San Jose Unified School Dist., Santa Clara Cnty., GO, 5.00%, 8/1/27, Ser. A (AGM)	Aa3/AAA	5,257,583
1,260	Santa Cruz Cnty., CP, 5.25%, 8/1/32	A3/NR	1,290,290
1,500	Santa Cruz Cnty. Redev. Agcy., Tax Allocation, Live Oak/Soquel Community, 7.00%, 9/1/36, Ser. A	A2/A	1,628,850
	State, GO,
2,500	5.00%, 9/1/31	Baa1/A-	2,331,025
7,000	5.00%, 4/1/38	Baa1/A-	6,254,710
11,000	6.00%, 4/1/38	Baa1/A-	11,340,780
	State Public Works Board Rev.,
3,000	5.75%, 10/1/30, Ser. G-1	Baa2/BBB+	2,978,400
2,000	California State Univ., 6.00%, 11/1/34, Ser. J	A1/BBB+	2,046,900
7,915	Regents Univ., 5.00%, 3/1/33, Ser. A	Aa2/AA-	7,940,803

PIMCO California Municipal Income Fund II Schedule of Investments
February 28, 2010 (unaudited)

Principal Amount (000s)		Credit Rating (Moody’s/S&P)	Value	*

$3,455	Statewide Communities Dev. Auth. Rev., Bentley School, 6.75%, 7/1/32 (a)(b)(h) (acquisition cost-$3,533,895; purchased 9/19/02-10/7/03)	NR/NR	$3,076,988
	Catholic Healthcare West,
1,800	5.50%, 7/1/31, Ser. D	A2/A	1,826,946
1,800	5.50%, 7/1/31, Ser. E	A2/A	1,826,946
	Huntington Park Charter School Project, Ser. A,
250	5.15%, 7/1/30	NR/NR	184,798
1,250	5.25%, 7/1/42	NR/NR	863,738
500	International School of the Peninsula Project, 5.00%, 11/1/29	NR/NR	359,150
2,770	Kaiser Permanente, 5.50%, 11/1/32, Ser. A	WR/A+	2,782,687
1,000	Lancer Student Housing Project, 7.50%, 6/1/42	NR/NR	1,005,110
9,700	Los Angeles Jewish Home, 5.50%, 11/15/33 (CA St. Mtg.)	NR/A-	9,044,862
	Methodist Hospital Project (FHA),
2,000	6.25%, 8/1/24	Aa2/AA	2,256,200
2,400	6.625%, 8/1/29	Aa2/AA	2,728,416
8,800	6.75%, 2/1/38	Aa2/AA	9,944,352
3,700	St. Joseph, 5.75%, 7/1/47, Ser. A (FGIC)	A1/AA-	3,805,598
1,365	Windrush School, 5.50%, 7/1/37	NR/NR	1,060,264
1,500	Statewide Financing Auth. Tobacco Settlement Rev., 5.625%, 5/1/29, Ser. A	Baa3/NR	1,449,555
	Tobacco Securitization Agcy. Rev.,
4,500	Alameda Cnty., 6.00%, 6/1/42	Baa3/NR	3,651,120
1,800	Stanislaus Cnty., 5.875%, 6/1/43, Ser. A	Baa3/NR	1,430,802
	Univ. of California Rev.,
5,500	4.75%, 5/15/35, Ser. F (AGM) (e)	Aa1/AAA	5,326,805
5,000	4.75%, 5/15/35, Ser. G (FGIC-NPFGC) (e)	Aa1/AA	4,842,550
5,650	4.75%, 5/15/38, Ser. B	Aa2/AA-	5,495,586
	Ventura Cnty. Community College Dist., GO,
10,000	5.00%, 8/1/27, Ser. A (NPFGC) (e)	Aa3/AA	10,305,900
5,000	5.50%, 8/1/33, Ser. C	Aa3/AA	5,190,550
1,555	Ventura Unified School Dist., GO, 5.00%, 8/1/32, Ser. F (AGM)	Aa3/AAA	1,562,293

	Total California Municipal Bonds & Notes (cost—$410,688,937)		431,445,065

CALIFORNIA VARIABLE RATE NOTES (a)(c)(d)—3.4%
6,035	Desert Community College Dist., GO, 12.30%, 8/1/32, Ser. 3016-1 (AGC) (i)	NR/AAA	6,298,911
4,000	Los Angeles Community College Dist., GO, 18.12%, 8/1/33, Ser. 3096 (i)	NR/AA	4,047,800
5,000	San Diego Community College Dist., GO, 9.876%, 2/1/17	NR/AA+	5,456,150

	Total California Variable Rate Notes (cost—$14,957,448)		15,802,861

OTHER MUNICIPAL BONDS & NOTES—2.6%
	New York—0.7%
1,250	Liberty Dev. Corp. Rev., Goldman Sachs Headquarters, 5.25%, 10/1/35	A1/A	1,264,050
1,900	New York City Municipal Water Finance Auth. Water & Sewer Rev., 5.00%, 6/15/37, Ser. D (e)	Aa2/AAA	1,954,910

			3,218,960

	Puerto Rico—1.9%
2,200	Aqueduct & Sewer Auth. Rev., 6.00%, 7/1/38, Ser. A	Baa3/BBB-	2,256,254
2,505	Public Building Auth. Gov’t Facs. Rev., 5.00%, 7/1/36, Ser. I (GTD)	Baa3/BBB-	2,273,538
	Sales Tax Financing Corp. Rev., Ser. A,
1,600	5.00%, 8/1/40 (AGM) (e)	Aa3/AAA	1,612,368
3,000	5.50%, 8/1/42	A2/A+	2,995,320

			9,137,480

	Total Other Municipal Bonds & Notes (cost—$11,692,659)		12,356,440

PIMCO California Municipal Income Fund II Schedule of Investments
February 28, 2010 (unaudited)

Principal Amount (000s)		Credit Rating (Moody’s/S&P)	Value	*

CORPORATE NOTES (g)—0.7%
	Financial Services—0.7%
$3,540	International Lease Finance Corp., 5.40%, 2/15/12 (cost—$2,911,900)	B1/BB+	$3,259,165

SHORT-TERM INVESTMENTS—1.2%
Corporate Notes (g)—1.2%
	Financial Services—1.2%
700	International Lease Finance Corp., 0.472%, 5/24/10, FRN	B1/BB+	692,317
5,000	SLM Corp., 0.409%, 7/26/10, FRN	Ba1/BBB-	4,930,035

	Total Corporate Notes (cost—$5,503,945)		5,622,352

	Total Investments (cost—$445,754,889)—100.0%		$468,485,883

Notes to Schedule of Investments:
*

Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Market value is generally determined on the basis of the last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or independent pricing services.

Portfolio securities and other financial instruments for which market quotations are not readily available or for which a development/event occurs that may significantly impact the value of a security, are fair valued, in good faith, pursuant to procedures established by the Board of Trustees, or persons acting at their discretion pursuant to procedures established by the Board of Trustees. The Fund’s investments are valued daily using prices supplied by an independent pricing service or dealer quotations, or by using the last sale price on the exchange that is the primary market for such securities, or the mean between the last quoted bid and ask price for those securities for which the over-the-counter market is the primary market or for listed securities in which there were no sales. Independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Short-term securities maturing in 60 days or less are valued at amortized cost, if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days.

The prices used by the Fund to value securities may differ from the value that would be realized if the securities were sold and these differences could be material. The Fund’s net asset value is determined as of the close of regular trading (normally, 4:00 p.m. Eastern time) on the New York Stock Exchange (“NYSE”) on each day the NYSE is open for business.

(a)	Private Placement—Restricted as to resale and may not have a readily available market. Securities with an aggregate value of $18,879,849, representing 4.0% of total investments.

(b)	Illiquid.

(c)

144A—Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

(d)

Variable Rate Notes—Instruments whose interest rates change on specified date (such as a coupon date or interest payment date) and/or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). The interest rate disclosed reflects the rate in effect on February 28, 2010.

(e)

Residual Interest Bonds held in Trust—Securities represent underlying bonds transferred to a separate securitization trust established in a tender option bond transaction in which the Fund acquired the residual interest certificates. These securities serve as collateral in a financing transaction.

(f)	Step Bond—Coupon is a fixed rate for an initial period then resets at a specific date and rate.

(g)	All or partial amount segregated as collateral for reverse repurchase agreements.

(h)	Restricted. The aggregate acquisition cost of this security is $3,533,895. The aggregate market value of $3,076,988 is approximately 0.7% of total investments.

(i)

Inverse Floater—The interest rate shown bears an inverse relationship to the interest rate on another security or the value of an index. The interest rate disclosed reflects the rate in effect on February 28, 2010.

Glossary:
AGC—insured by Assured Guaranty Corp.
AGM—insured by Assured Guaranty Municipal Corp.
AMBAC—insured by American Municipal Bond Assurance Corp.
CA Mtg. Ins.—insured by California Mortgage Insurance
CA St. Mtg.—insured by California State Mortgage
CP—Certificates of Participation
FGIC—insured by Financial Guaranty Insurance Co.
FHA—insured by Federal Housing Administration
FRN—Floating Rate Note. The interest rate disclosed reflects the rate in effect on February 28, 2010.
GO—General Obligation Bond
GTD—Guaranteed
IBC—Insurance Bond Certificate
NPFGC—insured by National Public Finance Guarantee Corp.
NR—Not Rated
TCRS—Temporary Custodian Receipts
WR—Withdrawn Rating

Other Investments:
Open reverse repurchase agreements at February 28, 2010:

Counterparty	Rate	Trade Date	Maturity Date	Principal & Interest	Principal

Barclays Bank	0.75%	2/8/10	3/8/10	$7,869,278	$7,866,000

The weighted average daily balance of reverse repurchase agreements outstanding during the nine months ended February 28, 2010 was $11,860,962 at a weighted average interest rate of 0.77%. The total market value of underlying collateral (refer to the Schedule of Investments for positions segregated as collateral for reverse repurchase agreements) for open reverse repurchase agreements was $8,881,517.

The Fund received $152,044 in principal value of U.S. government agency securities as collateral for reverse repurchase agreements outstanding. Collateral received as securities cannot be pledged.

Fair Value Measurements
Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e. the “exit price”) in an orderly transaction between market participants. The three levels of the fair value hierarchy are described below:

•	Level 1 – quoted prices in active markets for identical investments that the Fund has the ability to access
•

Level 2 – valuations based on other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.) or quotes from inactive exchanges

•	Level 3 – valuations based on significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in the aggregate, that is significant to fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation technique used.

The valuation techniques used by the Fund to measure fair value during the nine months ended February 28, 2010 maximized the use of observable inputs and minimized the use of unobservable inputs.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

A summary of the inputs used at February 28, 2010 in valuing the Fund’s assets and liabilities is listed below:

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 2/28/10

Investments in Securities - Assets
California Municipal Bonds & Notes	—	$431,445,065	—	$431,445,065
California Variable Rate Notes	—	15,802,861	—	15,802,861
Other Municipal Bonds & Notes	—	12,356,440	—	12,356,440
Corporate Bonds & Notes	—	3,259,165	—	3,259,165
Short-Term Investments	—	5,622,352	—	5,622,352

Total Investments	—	$468,485,883	—	$468,485,883

In January of 2010, the Financial Accounting Standards Board released ASU 2010-06, “Improving Disclosures about Fair Value Measurements”. ASU 2010-06 is effective for annual and interim reporting periods beginning after December 15, 2009. At this time the Fund’s management is in the process of reviewing ASU 2010-06 to determine future applicability.

Item 2. Controls and Procedures
(a) The registrant’s President & Chief Executive Officer and Treasurer, Principal Financial & Accounting Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))), are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits
          (a) Exhibit 99.302 Cert. – Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: PIMCO California Municipal Income Fund II

By /s/ Brian S. Shlissel
President & Chief Executive Officer

Date: April 19, 2010

By /s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: April 19, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Brian S. Shlissel
President & Chief Executive Officer

Date: April 19, 2010

By /s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer
Date: April 19, 2010